Leases (Details) - Schedule of future minimum lease payments	Dec. 31, 2021 USD ($)
Schedule Of Future Minimum Lease Payments Abstract
2022	$ 363,551
2023	357,968
2024	120,912
Total lease payments	842,431
Less imputed interest	(21,625)
Total	$ 820,806